UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22428

Cushing Funds Trust
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

The Cushing® MLP Premier Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2014

Common Stock - 15.0% (1)	Shares	Fair Value
General Partnership - 4.4% (1)
United States - 4.4% (1)
Targa Resources Corp.	663,100	$64,161,556

Large Cap Diversified - 10.6% (1)
United States - 10.6% (1)
Kinder Morgan, Inc.	910,000	28,983,500
ONEOK, Inc.	1,089,800	64,450,772
Williams Companies, Inc.	1,525,700	63,011,410
		156,445,682

Total Common Stock (Cost $169,106,301)		$220,607,238

Master Limited Partnerships and Related Companies - 88.0% (1)
Crude Oil/Refined Products Pipelines and Storage - 1.3% (1)
United States - 1.3% (1)
Blueknight Energy Partners, L.P.	2,161,200	$19,515,636

Crude Oil & Refined Products - 12.0% (1)
United States - 12.0% (1)
Genesis Energy, L.P.	1,136,000	62,480,000
Nustar Energy, L.P.	739,500	36,915,840
Sunoco Logistics Partners, L.P.	379,700	31,416,378
Tesoro Logistics, L.P.	741,600	44,644,320
		175,456,538
General Partnerships - 8.1% (1)
United States - 8.1% (1)
Alliance Holdings GP, L.P.	366,000	22,765,200
Crestwood Equity Partners, L.P.	1,098,039	14,724,703
Energy Transfer Equity, L.P.	1,875,600	81,869,940
		119,359,843
Large Cap Diversified - 26.5% (1)
United States - 26.5% (1)
Enbridge Energy Partners, L.P.	1,481,800	40,779,136
Energy Transfer Partners, L.P.	1,116,312	61,988,805
Enterprise Products Partners, L.P.	918,625	61,648,924
Kinder Morgan Management, LLC (2)	777,616	54,277,588
Magellan Midstream Partners, L.P.	794,615	53,771,597
ONEOK Partners, L.P.	278,600	14,796,446
Plains All American Pipeline, L.P.	837,905	45,389,314
Williams Partners, L.P.	1,108,800	55,007,568
		387,659,378
Natural Gas Gatherers & Processors - 23.0% (1)
United States - 23.0% (1)
Access Midstream Partners, L.P.	1,388,300	78,369,535
Atlas Pipeline Partners, L.P.	1,491,100	45,836,414
Crosstex Energy, L.P.	1,735,700	53,615,773
MarkWest Energy Partners, L.P.	657,400	41,974,990

PVR Partners, L.P.	1,286,500	34,529,660
Targa Resources Partners, L.P.	845,000	45,368,050
Western Gas Partners, L.P.	590,600	37,379,074
		337,073,496
Natural Gas Gatherers and Processors - 1.5% (1)
United States - 1.5% (1)
DCP Midstream Partners, L.P.	465,000	22,692,000

Propane - 5.8% (1)
United States - 5.8% (1)
NGL Energy Partners, L.P.	1,649,652	61,448,082
NGL Energy Partners, L.P. (3)(4)	200,000	7,252,000
Suburban Propane Partners, L.P.	366,617	15,793,860
		84,493,942
Shipping - 5.1% (1)
Bermuda - 1.6% (1)
Golar LNG Partners, L.P.	655,000	23,973,000
Republic of the Marshall Islands - 3.5% (1)
Capital Product Partners, L.P.	2,515,576	27,067,598
Navios Maritime Partners, L.P.	1,390,000	23,769,000
		74,809,598
Upstream - 4.7% (1)
United States - 4.7% (1)
BreitBurn Energy Partners, L.P.	1,939,500	38,770,605
Linn Energy, LLC	932,800	29,728,336
		68,498,941

Total Master Limited Partnerships and Related Companies (Cost $984,509,513)		$1,289,559,372

Preferred Stock - 1.3% (1)
Crude Oil/Refined Products Pipelines and Storage - 1.3% (1)
United States - 1.3% (1)
Blueknight Energy Partners, L.P.	1,902,541	$18,625,876
Total Preferred Stock (Cost $15,099,468)		$18,625,876

Short-Term Investments - Investment Companies - 3.7% (1)
United States - 3.7% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (5)	10,819,930	$10,819,930
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (5)	10,819,930	10,819,930
Fidelity Money Market Portfolio - Institutional Class, 0.04% (5)	10,819,929	10,819,929
First American Government Obligations Fund - Class Z, 0.01% (5)	10,819,929	10,819,929
Invesco STIC Prime Portfolio, 0.04% (5)	10,819,929	10,819,929
Total Short-Term Investments (Cost $54,099,647)		$54,099,647

Total Investments - 108.0% (1) (Cost $1,222,814,929)		$1,582,892,133
Liabilities in Excess of Other Assets - (8.0)% (1)		(117,322,280)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$1,465,569,853

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Security distributions are paid-in-kind.
(3)	Restricted security.
(4)
Fair valued by the Adviser using the Fund’s valuation procedures and subsequently ratified by the Board of Trustees. The position was acquired on November 5, 2013 at $5,918,000 and the fair value accounted for 0.49% of the Fund’s net assets as of February 28, 2014.

(5)	Rate reported is the current yield as of February 28, 2014.

The Cushing® Royalty Energy Income Fund
SCHEDULE OF INVESTMENTS (Undaudited)

	February 28, 2014

Common Stock - 16.3% (1)	Shares	Fair Value
Exploration & Production - 2.7%(1)
United States - 2.7% (1)
RSP Permian Inc. (2)	70,000	$1,946,000

Upstream - 13.6%(1)
Canada - 13.6%(1)
Arc Resources LTD	87,743	2,366,914
Bonterra Energy Corp.	36,270	1,786,477
Crescent Point Energy Corporation	59,773	2,097,696
Enerplus Corporation	124,843	2,474,388
Freehold Royalties LTD	60,403	1,236,644
		9,962,119

Total Common Stock (Cost $11,097,615)		$11,908,119

Master Limited Partnerships and Related Companies - 79.4% (1)
Coal - 0.8%(1)
United States - 0.8% (1)
Natural Resource Partners, L.P.	37,448	$566,214

Crude Oil & Refined Products - 1.8%(1)
United States - 1.8% (1)
Delek Logistics Partners, L.P.	20,234	683,909
Sprague Resources, L.P.	34,245	632,505
		1,316,414
Diversified General Partnerships - 1.4%(1)
United States - 1.4% (1)
Emerge Energy Services, L.P.	22,701	1,038,571

Natural Gas Gatherers & Processors - 1.1%(1)
United States - 1.1% (1)
PVR Partners, L.P.	31,255	838,884

Shipping - 1.5%(1)
Republic of the Marshall Islands - 1.5% (1)
Capital Products Partners, L.P.	99,495	1,070,566

Upstream - 71.7%(1)
United States - 71.7% (1)
Atlas Resource Partners, L.P.	171,362	3,711,701
BreitBurn Energy Partners, L.P.	280,529	5,607,775
Dorchester Minerals, L.P.	91,710	2,303,755
Eagle Rock Energy Partners, L.P.	138,182	670,183
EV Energy Partners, L.P.	131,945	4,628,631
Legacy Reserves, L.P.	212,456	5,608,838
Linn Energy, LLC	167,415	5,335,516
LinnCo, LLC	71,317	2,174,455
LRR Energy, L.P.	90,528	1,548,029
Memorial Production Partners, L.P.	237,588	5,307,716
MID-CON Energy Partners, L.P.	224,023	5,280,222
QR Energy, L.P.	288,730	5,064,324
Vanguard Natural Resources, LLC	169,761	5,069,064
		52,310,209

Variable Distribution - 1.1%(1)
United States - 1.1% (1)
Northern Tier Energy, L.P.	34,810	841,706

Total Master Limited Partnerships and Related Companies (Cost $52,971,390)		$57,982,564

Royalty Trusts - 2.3% (1)
Upstream - 2.3% (1)
United States - 2.3% (1)
Pacific Coast Oil Trust	49,310	$676,040
Sabine Royalty Trust	19,173	974,755
Total Royalty Trusts (Cost $1,842,947)		$1,650,795

Short-Term Investments - Investment Companies - 3.3% (1)
United States - 3.3% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (3)	476,538	$476,538
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (3)	476,538	476,538
Fidelity Money Market Portfolio - Institutional Class, 0.04% (3)	476,538	476,538
First American Government Obligations Fund - Class Z, 0.01% (3)	476,538	476,538
Invesco STIC Prime Portfolio, 0.04% (3)	476,537	476,537
Total Short-Term Investments (Cost $2,382,689)		$2,382,689

Total Investments - 101.3% (1) (Cost $68,294,641)		$73,924,167
Liabilities in Excess of Other Assets - (1.3)% (1)		(922,392)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$73,001,775

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	No distribution or dividend was made during the period ended February 28, 2014. As such, it is classified as a non-income producing security as of February 28, 2014.
(3)	Rate reported is the current yield as of February 28, 2014.

The Cushing® Renaissance Advantage Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2014

Common Stock - 71.5% (1)	Shares	Fair Value
Chemicals - 7.5%(1)
United States - 5.7%(1)
CF Industrial Holdings, Inc.	1,700	$426,530
The Dow Chemical Co.	17,500	852,425
Eastman Chemical Co.	9,000	786,870
Westlake Chemical Corp.	7,500	999,975
Netherlands - 1.8%(1)
LyondellBasell Industries NV	11,392	1,003,407
		4,069,207
Commercial Services & Supplies - 0.7%(1)
United States - 0.7%(1)
Tetra Technologies Inc.(2)	32,500	390,000

Engineering & Construction - 7.3% (1)
Switzerland - 1.3% (1)
Foster Wheeler AG(2)	22,000	706,640
United States - 6.0% (1)
Chart Industries Inc.(2)	4,600	384,376
Cheniere Energy Inc. (2)	18,000	889,740
KBR, Inc.	24,500	676,690
Quanta SVCS Inc.(2)	36,604	1,288,827
		3,946,273
Exploration & Production - 8.2%(1)
United States - 8.2%(1)
Cabot Oil & Gas Corporation	10,000	350,000
EOG Resource Inc.	4,500	852,390
Noble Energy, Inc.	11,000	756,360
Oasis Pete, Inc.(2)	13,000	566,410
Pioneer Natural Resource Co.	5,500	1,106,490
Rosetta Resources, Inc.(2)	7,461	331,045
RSP Permian Inc. (2)	17,000	472,600
		4,435,295
Independent Power Producers - 2.6%(1)
United States - 2.6%(1)
Calpine Corporation (2)	35,000	666,750
NRG Energy, Inc.	25,000	726,750
		1,393,500
Industrials - 7.6%(1)
United States - 7.6%(1)
Flowserve Corporation	7,600	617,196
Lincoln Electric Holdings, Inc.	9,800	734,706
MRC Global, Inc.(2)	16,000	411,520
Trinity Industrials, Inc.	15,685	1,126,340
United Rentals, Inc.(2)	13,500	1,192,590
		4,082,352
Machinery - 2.8%(1)
United States- 2.8%(1)
ITT Corporation	12,900	566,310
Wabash National Corporation (2)	40,444	546,398
Wabtec Corporation	5,000	396,850
		1,509,558
Manufacturing - 2.8% (1)
United States - 2.8% (1)
Dresser-Rand Group Inc.(2)	6,900	374,877
Greenbrier Cos Inc. (2)	18,300	769,881
Manitowoc Inc.	12,000	371,280
		1,516,038
Oil and Gas Services - 4.9%(1)
Bermuda - 1.4%(1)
Seadrill, LTD	20,000	739,200
Netherlands - 0.7%(1)
Franks International N V	16,000	378,240
United States - 2.8%(1)
Cameron International Corporation(2)	6,000	384,360
Halliburton Co.	7,000	399,000
U.S. Silica Holdings Inc.	23,000	754,400
		2,655,200

Refining - 7.5%(1)
United States - 7.5%(1)
HollyFrontier Corporation	14,000	637,980
Marathon Petroleum Corporation	12,000	1,008,000
Phillips 66	16,000	1,197,760
Tesoro Corporation	13,000	663,130
Western Refining Inc.	15,000	546,750
		4,053,620
Transportation - 14.5%(1)
Bermuda - 3.0% (1)
Golar LNG LTD	16,500	603,900
Gaslog LTD	48,570	1,022,884
Canada - 0.5% (1)
Canadian Pac, LTD	1,700	266,900
Marshall Islands - 2.3% (1)
Ardmore Shipping Corporation	11,011	142,923
Navigator Holdings LTD (2)	46,000	1,110,900
United States - 8.7%(1)
Gatx Corp.	8,000	519,120
Genesee & Wyoming Inc.(2)	3,500	346,220
Kirby Corp.(2)	14,000	1,464,540
Quality Distribution Inc.(2)	70,700	906,374
SAIA Inc.(2)	10,750	371,305
Swift Transportation Co.(2)	45,000	1,096,200
		7,851,266
Utilities - 5.1%(1)
United States - 5.1%(1)
CMS Energy Corporation	16,000	454,880
Dominion Resources, Inc	10,000	694,000
Duke Energy Corporation	7,000	496,160
ITC Holdings Corporation	7,000	718,200
Pinnacle West Cap Corporation	7,000	389,550
		2,752,790

Total Common Stock (Cost $35,135,379)		$38,655,099

Master Limited Partnerships and Related Companies - 7.2% (1)
Crude Oil & Refined Products - 1.4%(1)
Unitied States - 1.4%(1)
Phillips 66 Partners, L.P.	3,400	$155,788
Rose Rock Midstream, L.P.	6,000	233,520
Tesoro Logistics, L.P.	6,000	361,200
		750,508
Natural Gas Gatherers & Processors - 1.1%(1)
United States - 1.1%(1)
DCP Midstream Partners, L.P.	7,000	341,600
PVR Partners, L.P.	9,000	241,560
		583,160
Large Cap Divisified - 0.3%(1)
United States - 0.3%(1)
Williams Partners, L.P.	3,400	168,674

Materials - 1.2%(1)
United States - 1.2%(1)
OCI Partners, L.P. (2)	27,400	678,424

Other - 0.9%(1)
Marshall Islands - 0.9%(1)
Seadrill Partners, LLC	15,200	477,432

Shipping - 2.3%(1)
Marshall Islands - 1.7% (1)
Capital Product Partners, L.P.	52,500	564,900
Navios Maritime Partners, L.P.	21,000	359,100
United States - 0.6%(1)
Cheniere Energy Partners, L.P.	12,000	341,280
		1,265,280

Total Master Limited Partnerships and Related Companies (Cost $3,453,606)		$3,923,478

Short-Term Investments - Investment Companies - 5.1% (1)
United States - 5.1% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (3)	547,058	$547,058
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (3)	547,058	547,058
Fidelity Money Market Portfolio - Institutional Class, 0.04% (3)	547,058	547,058
First American Government Obligations Fund - Class Z, 0.01% (3)	547,058	547,058
Invesco STIC Prime Portfolio, 0.04% (3)	547,057	547,057
Total Short-Term Investments (Cost $2,735,289)		$2,735,289

Total Investments - 83.8% (1) (Cost $41,324,274)		$45,313,866
Other Assets in Excess of Liabilities - 16.2% (1)		8,763,799
Net Assets Applicable to Common Stockholders - 100.0% (1)		$54,077,665

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	No distribution or dividend was made during the period ended February 28, 2014. As such, it is classified as a non-income producing security as of February 28, 2014.
(3)	Rate reported is the current yield as of February 28, 2014.

The cost basis of investments for federal income tax purposes at February 28, 2014 for The Cushing MLP Premier Fund was as follows*:

Cost of investments	$1,207,557,128
Gross unrealized appreciation	377,692,707
Gross unrealized depreciation	(2,357,702)
Net unrealized appreciation	$375,335,005

The cost basis of investments for federal income tax purposes at February 28, 2014 for The Cushing Royalty Energy Income Fund was as follows*:

Cost of investments	$68,447,231
Gross unrealized appreciation	5,481,280
Gross unrealized depreciation	(4,344)
Net unrealized appreciation	$5,476,936

The cost basis of investments for federal income tax purposes at February 28, 2014 for The Cushing Renaissance Advantage Fund was as follows*:

Cost of investments	$41,323,028
Gross unrealized appreciation	4,553,430
Gross unrealized depreciation	(562,592)
Net unrealized appreciation	$3,990,838

*The above tables only reflects tax adjustments through November 30, 2013.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual reports.

Fair Value Measurements

Various inputs that are used in determining the fair value of each Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three levels listed below.

The Cushing MLP Premier Fund		Fair Value Measurements at Reporting Date Using
Description	Fair Value at February 28, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Common Stock	$220,607,238	$220,607,238	$-	$-
Master Limited Partnerships and Related Companies (a)	1,289,559,372	1,289,559,372	-	-
Preferred Stock (a)	18,625,876	18,625,876	-	-
Total Equity Securities	1,528,792,486	1,528,792,486	-	-
Other
Short-Term Investments	54,099,647	54,099,647	-	-
Total Other	54,099,647	54,099,647	-	-
Total	$1,582,892,133	$1,582,892,133	$-	$-

The Cushing Royalty Energy Income Fund		Fair Value Measurements at Reporting Date Using
Description	Fair Value at February 28, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Common Stock	$11,908,119	$11,908,119	$-	$-
Master Limited Partnerships and Related Companies (a)	57,982,564	57,982,564	-	-
Royalty Trusts (a)	1,650,795	1,650,795	-	-
Total Equity Securities	71,541,478	71,541,478	-	-
Other
Short-Term Investments	2,382,689	2,382,689	-	-
Total Other	2,382,689	2,382,689	-	-
Total	$73,924,167	$73,924,167	$-	$-

The Cushing Renaissance Advantage Fund		Fair Value Measurements at Reporting Date Using
Description	Fair Value at February 28, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Common Stock	$38,655,099	$38,655,099	$-	$-
Master Limited Partnerships and Related Companies (a)	3,923,478	3,923,478	-	-
Total Equity Securities	42,578,577	42,578,577	-	-
Other
Short-Term Investments	2,735,289	2,735,289	-	-
Total Other	2,735,289	2,735,289	-	-
Total	$45,313,866	$45,313,866	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2014.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2014.

Derivative Financial Instruments

The Funds did not hold any derivative financial instruments during the period ended February 28, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing Funds Trust

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date         April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date         April 25, 2014

By (Signature and Title)              /s/ John H. Alban
John H. Alban, Treasurer

Date         April 25, 2014